Audit and Other Services (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Audit and Other Services

	Group
	2017 £m	2016 £m	2015 £m
Audit fees:
Fees payable to the Company’s auditor(1) and its associates for the audit of the Santander UK group’s annual accounts	7.4	4.6	3.6
Fees payable to the Company’s auditor(1) and its associates for other services to the Santander UK group:
– Audit of the Santander UK group’s subsidiaries	1.4	1.1	1.8
Total audit fees(2)	8.8	5.7	5.4
Non-audit fees:
Audit-related assurance services(3)	0.7	0.6	2.7
Taxation compliance services	–	0.1	0.2
Other assurance services	0.1	–	–
Other non-audit services	0.4	1.9	1.7
Total non-audit fees	1.2	2.6	4.6

(1)	PricewaterhouseCoopers LLP became the Santander UK group’s principal auditor in 2016. Deloitte LLP was the principal auditor during 2015. Excluded from 2016 fees are amounts of £0.2m payable to Deloitte LLP in relation to the 2015 statutory audit.
(2)	The 2017 audit fees included £0.6m (2016: £nil) which related to the prior year.
(3)	The 2017 audit-related assurance services included £0.1m (2016: £nil) which related to the prior year.